UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Global Growth Portfolio as of August 31, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.4%
Security	Shares	Value
Auto Components — 0.7%
Goodyear Tire & Rubber Co.(1)	36,000	$705,960
		$705,960
Automobiles — 0.9%
Honda Motor Co., Ltd.	14,000	$455,944
Toyota Motor Corp.	10,000	447,417
		$903,361
Beverages — 2.2%
Diageo PLC ADR	11,200	$833,280
Fomento Economico Mexicano SA de C.V. ADR	22,000	977,240
Heineken Holding N.V.	6,500	289,328
		$2,099,848
Biotechnology — 0.7%
Amgen, Inc.(1)	10,000	$628,500
		$628,500
Capital Markets — 3.7%
Aberdeen Asset Management PLC	59,000	$154,215
Affiliated Managers Group, Inc.(1)(2)	3,028	288,326
FCStone Group, Inc.(1)(2)	15,000	313,650
Invesco, Ltd.	2,369	60,718
Janus Capital Group, Inc.(2)	1,202	32,418
Macquarie Group, Ltd.	19,000	706,600
MF Global, Ltd.(1)(2)	277,000	2,041,490
		$3,597,417
Chemicals — 4.1%
Agrium, Inc.	12,000	$1,011,600
BASF SE SP ADR	7,000	403,900
Innophos Holdings, Inc.	35,391	1,326,809
Lubrizol Corp.	9,800	519,302
NewMarket Corp.	8,000	543,520
The Israel Corp., Ltd.(1)	150	153,617
		$3,958,748
Commercial Banks — 6.4%
Banco Bilbao Vizcaya Argentaria SA ADR(2)	20,000	$336,600
Banco Itau Holding Financiera SA ADR	17,875	339,625

Security	Shares	Value
Commercial Banks (continued)
Banco Santander Central Hispano SA ADR	71,000	$1,205,580
Barclays PLC ADR(2)	10,400	267,280
BNP Paribas SA	4,500	405,104
BOC Hong Kong Holdings, Ltd.	189,000	420,283
Boston Private Financial Holdings, Inc.(2)	29,286	261,817
DBS Group Holdings, Ltd.	63,000	798,180
First Horizon National Corp.(2)	29,000	325,670
Grupo Financiero Banorte SAB de C.V.	63,000	252,307
Industrial and Commercial Bank of China, Ltd., Class H	533,000	364,945
Kookmin Bank	7,000	382,958
Mitsubishi UFJ Financial Group, Inc.	94,000	716,475
UCBH Holdings, Inc.(2)	24,000	140,400
		$6,217,224
Commercial Services & Supplies — 0.6%
CoStar Group, Inc.(1)(2)	5,700	$301,017
Waste Management, Inc.	7,500	263,850
		$564,867
Communications Equipment — 4.2%
Nokia Oyj ADR	13,000	$327,210
Research In Motion, Ltd.(1)	20,300	2,468,480
Riverbed Technology, Inc.(1)	73,189	1,244,945
		$4,040,635
Computer Peripherals — 1.9%
Apple, Inc.(1)(2)	8,800	$1,491,864
Lenovo Group, Ltd.	530,000	355,225
		$1,847,089
Construction & Engineering — 0.2%
Vinci SA	4,000	$227,946
		$227,946
Containers & Packaging — 0.5%
Owens-Illinois, Inc.(1)	11,500	$512,900
		$512,900
Diversified Consumer Services — 1.2%
Apollo Group, Inc., Class A(1)	5,000	$318,400
H&R Block, Inc.	32,000	817,280
		$1,135,680

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Diversified Financial Services — 2.6%
ING Groep N.V. ADR	25,400	$791,210
IntercontinentalExchange, Inc.(1)	7,800	686,634
NASDAQ OMX Group, Inc. (The)(1)	32,600	1,065,694
		$2,543,538
Diversified Telecommunication Services — 3.2%
Cbeyond Communications, Inc.(1)(2)	15,000	$253,950
France Telecom SA ADR	39,000	1,147,380
Koninklijke KPN N.V.	54,000	919,473
Telefonica SA	30,000	743,883
		$3,064,686
Electric Utilities — 1.5%
E.ON AG ADR(2)	16,100	$937,020
Scottish and Southern Energy PLC	19,000	500,749
		$1,437,769
Electrical Equipment — 5.4%
ABB, Ltd. ADR	31,600	$776,412
A-Power Energy Generation Systems, Ltd.(1)	47,105	995,800
Energy Conversion Devices, Inc.(1)(2)	7,700	578,809
First Solar, Inc.(1)	4,000	1,106,600
JA Solar Holdings Co., Ltd. ADR(1)	101,400	1,807,962
		$5,265,583
Energy Equipment & Services — 1.2%
Acergy SA ADR(2)	38,500	$662,970
Fred Olsen Energy ASA	9,200	487,384
		$1,150,354
Food & Staples Retailing — 0.3%
Controladora Comercial Mexicana SA de C.V., unit	120,000	$298,616
		$298,616
Food Products — 1.8%
Nestle SA	29,000	$1,280,986
Pilgrim's Pride Corp.(2)	37,000	475,080
		$1,756,066

Security	Shares	Value
Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$158,979
		$158,979
Health Care Equipment & Supplies — 2.4%
American Medical Systems Holdings, Inc.(1)(2)	19,000	$338,200
Cooper Cos., Inc. (The)	15,000	552,450
Hologic, Inc.(1)(2)	26,000	551,720
Masimo Corp.(1)	8,400	335,748
Thoratec Corp.(1)	22,000	586,080
		$2,364,198
Health Care Providers & Services — 2.2%
Bumrungrad Hospital Public Co., Ltd.	180,000	$197,138
DaVita, Inc.(1)	5,400	309,906
Fresenius Medical Care AG & Co. KGaA	3,900	209,872
Pediatrix Medical Group, Inc.(1)	3,100	176,545
UnitedHealth Group, Inc.	31,000	943,950
WellCare Health Plans, Inc.(1)	7,400	309,024
		$2,146,435
Hotels, Restaurants & Leisure — 0.8%
Scientific Games Corp., Class A(1)(2)	24,900	$749,739
		$749,739
Industrial Conglomerates — 1.1%
Keppel Corp., Ltd.	160,000	$1,113,334
		$1,113,334
Insurance — 1.2%
Axa ADR	23,700	$756,267
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	389,518
		$1,145,785
Internet & Catalog Retail — 1.6%
Orbitz Worldwide, Inc.(1)(2)	45,000	$277,650
Priceline.com, Inc.(1)(2)	13,500	1,255,230
		$1,532,880

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Internet Software & Services — 2.3%
Ariba, Inc.(1)(2)	47,588	$700,971
Equinix, Inc.(1)	5,400	434,700
Google, Inc., Class A(1)	2,447	1,133,671
		$2,269,342
Investment Companies — 0.5%
India Fund, Inc.(2)	13,000	$486,460
		$486,460
Investment Services — 0.6%
Heckmann Corp.(1)(2)	60,000	$610,200
		$610,200
IT Services — 0.7%
MasterCard, Inc., Class A	2,850	$691,268
		$691,268
Machinery — 1.6%
Atlas Copco AB, Class B	36,000	$462,668
Energy Recovery, Inc.(1)	3,310	29,823
Komatsu, Ltd.	20,000	419,747
Titan International, Inc.(2)	16,750	447,895
Vallourec SA	750	209,383
		$1,569,516
Media — 0.2%
Central European Media Enterprises, Ltd., Class A(1)(2)	1,685	$131,278
CTC Media, Inc.(1)	1,027	19,924
		$151,202
Metals & Mining — 5.4%
Anglo American PLC ADR	19,110	$508,326
BHP Billiton, Ltd.	12,000	422,689
Companhia Vale do Rio Doce ADR	28,000	665,560
Consolidated Thompson Iron Mines, Ltd.(1)	74,422	425,529
Gammon Gold, Inc.(1)(2)	61,045	556,120
Rio Tinto PLC ADR	4,400	1,670,768
Roca Mines, Inc.(1)	41,254	77,460
Silver Wheaton Corp.(1)(2)	40,900	471,168
Thompson Creek Metals Co., Inc.(1)	28,798	452,410
		$5,250,030

Security	Shares	Value
Multiline Retail — 1.4%
Big Lots, Inc.(1)(2)	19,500	$576,615
Dollar Tree, Inc.(1)	21,000	805,560
		$1,382,175
Multi-Utilities — 1.9%
National Grid PLC	50,000	$651,234
RWE AG	7,400	801,091
Veolia Environnement	7,800	419,849
		$1,872,174
Oil, Gas & Consumable Fuels — 10.0%
Addax Petroleum Corp.	5,700	$218,190
Alpha Natural Resources, Inc.(1)	16,600	1,645,060
Goodrich Petroleum Corp.(1)(2)	7,100	361,035
Hess Corp.	22,000	2,303,620
Nexen, Inc.(2)	23,200	725,464
Patriot Coal Corp.(1)	14,200	851,432
Petrohawk Energy Corp.(1)	25,500	882,555
Petroleo Brasileiro SA ADR	24,000	1,031,280
StatoilHydro ASA ADR	13,495	413,352
Total SA ADR	18,000	1,293,840
		$9,725,828
Pharmaceuticals — 3.6%
AstraZeneca PLC ADR(2)	15,800	$769,460
Novartis AG ADR	25,900	1,441,076
Perrigo Co.	4,000	139,960
Roche Holding AG	2,900	489,252
Sanofi-Aventis SA	5,700	405,823
Shionogi & Co., Ltd.	11,000	248,669
		$3,494,240
Semiconductors & Semiconductor Equipment — 6.0%
Atheros Communications, Inc.(1)	44,900	$1,464,189
Cavium Networks, Inc.(1)(2)	22,700	387,943
Cypress Semiconductor Corp.(1)(2)	21,700	703,514
ON Semiconductor Corp.(1)	58,000	549,260
Renesola, Ltd.(1)(2)	141,595	1,333,766
Renesola, Ltd. ADR(1)(2)	72,875	1,380,981
		$5,819,653

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Software — 2.7%
Check Point Software Technologies, Ltd.(1)	22,000	$538,780
Concur Technologies, Inc.(1)	17,300	760,335
Nintendo Co., Ltd.	2,800	1,318,121
		$2,617,236
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	12,388	$533,180
Coldwater Creek, Inc.(1)	73,000	531,440
Pier 1 Imports, Inc.(1)(2)	94,639	418,304
TJX Companies, Inc. (The)	8,300	300,792
		$1,783,716
Textiles, Apparel & Luxury Goods — 1.3%
Gildan Activewear, Inc.(1)	54,500	$1,273,665
		$1,273,665
Tobacco — 1.2%
British American Tobacco PLC	34,500	$1,166,257
		$1,166,257
Trading Companies & Distributors — 1.6%
Mitsubishi Corp.	40,000	$1,101,800
Mitsui & Co., Ltd.	25,000	427,412
		$1,529,212
Water Utilities — 0.2%
Manila Water Co., Inc.	588,500	$226,088
		$226,088
Wireless Telecommunication Services — 2.6%
China Mobile, Ltd. ADR	7,500	$425,400
NII Holdings, Inc., Class B(1)	9,000	472,680
Philippine Long Distance Telephone Co. ADR	10,000	592,900
Turkcell Iletisim Hizmetleri AS ADR	47,000	777,850
Vodafone Group PLC ADR	11,500	293,825
		$2,562,655
Total Common Stocks (identified cost $84,404,452)		$95,649,054

Short-Term Investments — 20.0%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.87%(3)(4)	17,396	$17,396,090
Investment in Cash Management Portfolio, 2.29%(3)	$1,983	1,983,213
Total Short-Term Investments (identified cost $19,379,303)		$19,379,303
Total Investments — 118.4% (identified cost $103,783,755)		$115,028,357
Other Assets, Less Liabilities — (18.4)%		$(17,838,400)
Net Assets — 100.0%		$97,189,957

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at August 31, 2008.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2008.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at August 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	42.4%	$41,208,804
United Kingdom	9.1	8,812,130
Canada	7.9	7,680,086
Japan	5.3	5,135,585
France	5.0	4,865,592
Switzerland	4.1	3,987,726
Germany	2.8	2,741,402
China	2.6	2,528,132
Spain	2.4	2,286,063
Bermuda	2.3	2,233,486
Brazil	2.1	2,036,465
Netherlands	2.1	2,000,010
Singapore	2.0	1,911,514
Mexico	1.5	1,528,164
Australia	1.2	1,129,289
Norway	0.9	900,735
Hong Kong	0.8	845,683
Philippines	0.8	818,988
Turkey	0.8	777,850
Israel	0.7	692,397
Republic of Korea	0.6	541,937
Sweden	0.5	462,668
Finland	0.3	327,210
Thailand	0.2	197,138
Long-Term Investments	98.4%	$95,649,054
Short-Term Investments		$19,379,303
Total Investments		$115,028,357

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2008

Assets
Unaffiliated investments, at value including $16,574,850 of securities on loan (identified cost, $84,404,452)	$95,649,054
Affiliated investments, at value (identified cost, $19,379,303)	19,379,303
Receivable for investments sold	517,932
Dividends receivable	98,333
Interest receivable from affiliated investment	6,245
Securities lending income receivable	43,569
Tax reclaims receivable	106,220
Total assets	$115,800,656
Liabilities
Collateral for securities loaned	$17,396,090
Payable for investments purchased	990,450
Payable to affiliate for investment adviser fee	59,854
Payable to affiliate for administration fee	20,723
Accrued expenses	143,582
Total liabilities	$18,610,699
Net Assets applicable to investors' interest in Portfolio	$97,189,957
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$85,935,654
Net unrealized appreciation (computed on the basis of identified cost)	11,254,303
Total	$97,189,957

Statement of Operations

For the Year Ended
August 31, 2008

Investment Income
Dividends (net of foreign taxes, $140,945)	$2,114,182
Interest	103
Securities lending income, net	275,523
Interest income allocated from affiliated investment	92,021
Expenses allocated from affiliated investment	(11,071)
Total investment income	$2,470,758
Expenses
Investment adviser fee	$756,139
Administration fee	255,682
Trustees' fees and expenses	6,231
Custodian fee	185,606
Legal and accounting services	62,982
Miscellaneous	7,431
Total expenses	$1,274,071
Net investment income	$1,196,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $1,678	$2,680,516
Foreign currency transactions	(21,882)
Net realized gain	$2,658,634
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(8,102,722)
Foreign currency	7,003
Net change in unrealized appreciation (depreciation)	$(8,095,719)
Net realized and unrealized loss	$(5,437,085)
Net decrease in net assets from operations	$(4,240,398)

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2008	Year Ended August 31, 2007
From operations — Net investment income	$1,196,687	$631,989
Net realized gain from investment and foreign currency transactions	2,658,634	10,177,291
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(8,095,719)	11,662,352
Net increase (decrease) in net assets from operations	$(4,240,398)	$22,471,632
Capital transactions — Contributions	$28,366,278	$14,115,802
Withdrawals	(23,520,635)	(23,318,279)
Net increase (decrease) in net assets from capital transactions	$4,845,643	$(9,202,477)
Net increase in net assets	$605,245	$13,269,155
Net Assets
At beginning of year	$96,584,712	$83,315,557
At end of year	$97,189,957	$96,584,712

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2008		2007		2006		2005		2004
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.26%		1.28%		1.29	%(1)	1.29	%(1)	1.25%
Net investment income	1.17	%(4)	0.70	%(2)	0.22%		0.40%		0.55%
Portfolio Turnover	124%		94%		186%		130%		164%
Total Return	(3.42)%		29.26%		13.43%		19.06%		5.42%
Net assets, end of year (000's omitted)	$97,190		$96,585		$83,316		$82,344		$86,617

(1)  The investment adviser(s) voluntarily waived a portion of its investment adviser fee (equal to 0.04% and less than 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(2)  Includes special dividends equal to 0.35% of average daily net assets.

(3)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)  Includes a dividend resulting from a corporate action equal to 0.46% of average daily assets.

See notes to financial statements

Global Growth Portfolio as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2008, Eaton Vance Global Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Global Growth Portfolio as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of August 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to and including $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle), a portion of its advisory fee for sub-advisory services provided to the Portfolio. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the year ended August 31, 2008, the Portfolio's adviser fee totaled $766,942 of which $10,803 was allocated from Cash Management and $756,139 was paid or accrued directly by the Portfolio. For the year ended August 31, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.75% of the Portfolio's average daily net assets.

In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2008, the administration fee was 0.25% of the Portfolio's average daily net assets and amounted to $255,682.

Except for Trustees of the Portfolio who are not members of EVM's, BMR's or Eagle's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with EVM, BMR and

Global Growth Portfolio as of August 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Eagle may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $136,516,643 and $124,151,967, respectively, for the year ended August 31, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,035,378
Gross unrealized appreciation	$15,360,647
Gross unrealized depreciation	(4,367,668)
Net unrealized appreciation	$10,992,979

The net unrealized appreciation on foreign currency at August 31, 2008 on a federal income tax basis was $9,701.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $521,052 for the year ended August 31, 2008. At August 31, 2008, the value of the securities loaned and the value of the collateral amounted to $16,574,850 and $17,396,090, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Global Growth Portfolio as of August 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of August 31, 2008, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the year then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit. The statement of changes in net assets for the year ended August 31, 2007, and supplementary data for each of the four years in the period ended August 31, 2007, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated October 15, 2007.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Growth Portfolio as of August 31, 2008, the results of its operations, the changes in its net assets, and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 15, 2008

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Global Growth Portfolio (the "Portfolio") and Boston Management and Research ("BMR" or the "Adviser") and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and sub-advisory agreement with Eagle for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and by Eagle.

The Board considered BMR's and Eagle's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle's management of the foreign portion of the Portfolio. The Board specifically noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the investment sub-advisory agreement with respect to Eagle.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board noted that the domestic portion of the Portfolio has been managed by BMR since the Fund's inception and that the foreign portion of the Portfolio has been managed by Eagle since April 1, 2006. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods with respect to the domestic portion of the Portfolio and concluded that such performance was satisfactory. With regard to the foreign portion of the Portfolio, the Board concluded that it would be appropriate to allow additional time to evaluate the performance of Eagle.

Management Fees and Expenses

The Board reviewed management fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund and the Portfolio to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Eaton Vance Growth Trust (the Trust) and Global Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Eagle" refers to Eagle Global Advisors. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee of the Trust and Portfolio and President of the Trust	Trustee since 2007 and President since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC, and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center	173	None

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Adviser (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Eaton Vance Global Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006), and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005.	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2002	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Edward R. Allen, III 7/5/60	Vice President of the Portfolio	Since 2006	Senior Partner of Eagle. Officer of 3 registered investment companies managed by EVM and BMR.

Arieh Coll 11/9/63	Vice President of the Portfolio	Since 2003	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Thomas N. Hunt, III 11/6/64	Vice President of the Portfolio	Since 2006	Senior Partner of Eagle. Officer of 3 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Global Growth Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

424-10/08  IASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2007 and August 31, 2008 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods. PricewaterhouseCooper (“PwC”) was the principal accountant for the fiscal year ended August 31, 2007. During the fiscal year ended August 31, 2008, PwC was replaced by Deloitte & Touche LLP (D&T).

Fiscal Years Ended	8/31/07	8/31/08

Audit Fees	$42,878	$43,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,800	$13,260

All Other Fees(3)	$0	$84

Total	$49,678	$56,334

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

For the fiscal years ended August 31, 2007 and August 31, 2008, the registrant was billed $35,000 and $40,000 by PwC and D&T, respectively, the principal accountant for the registrant, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrants fiscal year ended August 31, 2007 and the fiscal year ended August 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively. PwC was the principal accountant for fiscal year ended August 31, 2007. During the fiscal year ended August 31, 2008 PwC was replaced by D&T.

Fiscal Years Ended	8/31/07	8/31/08

Registrant	$6,800	$13,344

Eaton Vance(1)	$60,399	$545,503

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 9, 2008

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 9, 2008